Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2035 Fund
December 31, 2023
AFF35-NPRT3-0224
1.811337.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.4% 1/25/24 to 3/28/24 (b) (Cost $4,898,665)	4,920,000	4,899,507

Domestic Equity Funds - 38.5%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	10,169,776	157,834,921
Fidelity Advisor Series Growth Opportunities Fund (c)	8,663,985	111,158,934
Fidelity Advisor Series Small Cap Fund (c)	4,736,122	57,496,518
Fidelity Series All-Sector Equity Fund (c)	4,861,403	52,357,314
Fidelity Series Commodity Strategy Fund (c)	195,449	18,104,448
Fidelity Series Large Cap Stock Fund (c)	10,833,520	211,686,989
Fidelity Series Large Cap Value Index Fund (c)	1,415,752	20,839,863
Fidelity Series Opportunistic Insights Fund (c)	6,623,902	124,926,785
Fidelity Series Small Cap Core Fund (c)	37,272	419,311
Fidelity Series Small Cap Opportunities Fund (c)	5,201,425	72,299,806
Fidelity Series Stock Selector Large Cap Value Fund (c)	9,412,808	122,931,270
Fidelity Series Value Discovery Fund (c)	8,454,817	125,807,671
TOTAL DOMESTIC EQUITY FUNDS (Cost $782,780,064)		1,075,863,830

International Equity Funds - 34.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	4,271,884	62,753,975
Fidelity Series Emerging Markets Fund (c)	7,594,212	64,247,032
Fidelity Series Emerging Markets Opportunities Fund (c)	14,970,501	259,438,776
Fidelity Series International Growth Fund (c)	10,289,616	176,261,127
Fidelity Series International Small Cap Fund (c)	2,576,056	43,689,904
Fidelity Series International Value Fund (c)	15,088,263	176,080,029
Fidelity Series Overseas Fund (c)	13,580,585	176,140,184
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $764,248,109)		958,611,027

Bond Funds - 25.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,525,643	11,686,423
Fidelity Series Emerging Markets Debt Fund (c)	1,812,557	14,047,313
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	495,158	4,639,629
Fidelity Series Floating Rate High Income Fund (c)	231,893	2,093,992
Fidelity Series High Income Fund (c)	1,700,608	14,302,117
Fidelity Series International Credit Fund (c)	159,839	1,275,514
Fidelity Series International Developed Markets Bond Index Fund (c)	9,159,007	80,049,720
Fidelity Series Investment Grade Bond Fund (c)	42,165,569	425,872,247
Fidelity Series Long-Term Treasury Bond Index Fund (c)	26,979,501	158,099,875
Fidelity Series Real Estate Income Fund (c)	288,603	2,738,839
TOTAL BOND FUNDS (Cost $809,486,529)		714,805,669

Short-Term Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	7,011,130	7,012,533
Fidelity Series Government Money Market Fund 5.43% (c)(e)	34,771,885	34,771,885
Fidelity Series Short-Term Credit Fund (c)	10,188	100,348
TOTAL SHORT-TERM FUNDS (Cost $41,881,966)		41,884,766

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,403,295,333)	2,796,064,799
NET OTHER ASSETS (LIABILITIES) - 0.0%	(363,573)
NET ASSETS - 100.0%	2,795,701,226

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	560	Mar 2024	63,218,750	2,008,147	2,008,147
CBOT 5-Year U.S. Treasury Note Contracts (United States)	892	Mar 2024	97,025,906	2,104,408	2,104,408
CBOT Long Term U.S. Treasury Bond Contracts (United States)	112	Mar 2024	13,993,000	1,017,485	1,017,485

TOTAL PURCHASED					5,130,040

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	96	Mar 2024	23,136,000	(768,126)	(768,126)
ICE MSCI EAFE Index Contracts (United States)	37	Mar 2024	4,166,940	(39,187)	(39,187)
ICE MSCI Emerging Markets Index Contracts (United States)	438	Mar 2024	22,638,030	(1,001,278)	(1,001,278)

TOTAL SOLD					(1,808,591)

TOTAL FUTURES CONTRACTS					3,321,449
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,899,507.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	4,871,087	48,702,288	46,560,842	180,924	-	-	7,012,533	0.0%
Total	4,871,087	48,702,288	46,560,842	180,924	-	-	7,012,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	141,701,900	25,869,806	33,967,490	8,381,337	(521,377)	24,752,082	157,834,921
Fidelity Advisor Series Growth Opportunities Fund	100,206,067	13,663,857	29,031,014	369,645	(2,063,561)	28,383,585	111,158,934
Fidelity Advisor Series Small Cap Fund	56,877,088	7,325,495	12,171,778	2,258,068	594,869	4,870,844	57,496,518
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,378,395	9,677,518	339,362	337,183	(17,589)	(12,539)	11,686,423
Fidelity Series All-Sector Equity Fund	51,226,404	3,787,163	9,544,037	2,439,370	236,426	6,651,358	52,357,314
Fidelity Series Canada Fund	63,160,919	5,899,063	10,796,434	2,067,049	1,600,423	2,890,004	62,753,975
Fidelity Series Commodity Strategy Fund	18,197,871	3,758,520	2,669,965	806,272	(1,853,982)	672,004	18,104,448
Fidelity Series Emerging Markets Debt Fund	13,135,269	1,033,442	850,570	644,934	8,579	720,593	14,047,313
Fidelity Series Emerging Markets Debt Local Currency Fund	4,484,414	348,922	315,519	229,008	(20,495)	142,307	4,639,629
Fidelity Series Emerging Markets Fund	38,887,633	23,580,694	669,254	1,517,905	13,820	2,434,139	64,247,032
Fidelity Series Emerging Markets Opportunities Fund	271,706,029	9,107,337	35,402,876	7,160,882	(4,182,612)	18,210,898	259,438,776
Fidelity Series Floating Rate High Income Fund	1,999,687	223,306	165,790	152,827	477	36,312	2,093,992
Fidelity Series Government Money Market Fund 5.43%	26,876,550	14,977,572	7,082,237	1,167,728	-	-	34,771,885
Fidelity Series High Income Fund	13,192,063	1,599,493	884,971	671,981	4,582	390,950	14,302,117
Fidelity Series International Credit Fund	1,197,358	45,742	-	45,742	-	32,414	1,275,514
Fidelity Series International Developed Markets Bond Index Fund	68,060,702	15,852,825	4,420,765	2,833,876	(315)	557,273	80,049,720
Fidelity Series International Growth Fund	166,895,618	11,922,579	16,734,618	2,246,248	189,191	13,988,357	176,261,127
Fidelity Series International Small Cap Fund	46,053,645	2,641,292	7,267,075	1,467,092	(289,480)	2,551,522	43,689,904
Fidelity Series International Value Fund	165,964,897	15,153,033	21,222,212	5,594,673	1,732,003	14,452,308	176,080,029
Fidelity Series Investment Grade Bond Fund	351,153,554	94,494,821	21,223,114	11,779,174	(49,755)	1,496,741	425,872,247
Fidelity Series Large Cap Stock Fund	206,002,295	16,412,290	32,233,707	11,072,976	5,410,831	16,095,280	211,686,989
Fidelity Series Large Cap Value Index Fund	21,835,683	1,860,129	4,093,042	835,083	524,458	712,635	20,839,863
Fidelity Series Long-Term Treasury Bond Index Fund	150,679,302	29,068,531	13,654,996	3,658,759	(973,446)	(7,019,516)	158,099,875
Fidelity Series Opportunistic Insights Fund	122,195,428	4,499,828	25,174,939	1,272,992	(1,058,216)	24,464,684	124,926,785
Fidelity Series Overseas Fund	166,731,014	11,718,534	15,764,312	2,857,485	787,908	12,667,040	176,140,184
Fidelity Series Real Estate Income Fund	4,524,919	315,473	2,102,087	204,069	(170,577)	171,111	2,738,839
Fidelity Series Short-Term Credit Fund	87,383	10,964	-	2,139	-	2,001	100,348
Fidelity Series Small Cap Core Fund	-	426,950	69,364	7,233	7,680	54,045	419,311
Fidelity Series Small Cap Opportunities Fund	69,535,469	6,105,164	12,916,948	733,650	972,609	8,603,512	72,299,806
Fidelity Series Stock Selector Large Cap Value Fund	129,638,155	10,560,031	27,682,582	5,604,318	1,762,535	8,653,131	122,931,270
Fidelity Series Value Discovery Fund	132,440,036	14,504,503	25,651,202	5,794,861	1,492,167	3,022,167	125,807,671
	2,607,025,747	356,444,877	374,102,260	84,214,559	4,137,153	190,647,242	2,784,152,759

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.